Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the company. The calculation of the executive compensation actually paid includes adjustments from the Summary Compensation Table amounts related to equity awards and pensions.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($) (1)	Compensation Actually Paid to Current PEO ($) (1)(2)(3)	Summary Compensation Table Total for Former PEO ($) (1)	Compensation Actually Paid to Former PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)(4)	Total Shareholder Return	S&P Midcap 400 Index Total Shareholder Return	Net Income ($ in Millions)	Adjusted Operating Income ($ in Millions) (5)
2023	10,436,160	14,748,480	N/A	N/A	3,501,988	4,419,217	152.8	153.7	598.0	866.0
2022	6,360,245	1,836,895	N/A	N/A	2,858,588	1,523,391	122.0	132.0	173.9	326.3
Transition Period	1,526,390	2,203,496	N/A	N/A	575,679	746,484	153.5	151.8	24.2	18.0
2021	6,013,750	9,239,663	7,072,442	9,232,599	2,370,075	3,618,792	139.0	140.6	508.9	559.9
2020	N/A	N/A	8,106,122	7,740,048	1,976,577	1,241,564	98.5	97.8	321.5	496.5
(1)
Mr. Pfeifer served in the role of Chief Operating Officer during fiscal 2020 and is included in average compensation for Non-Principal Executive Officer (PEO) NEOs for that year. Mr. Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from the average compensation for Non-PEO NEOs for fiscal 2021.

(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2023:

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(6,250,252)	N/A	10,562,572	4,312,320
Average Non-PEO NEO	(2,010,221)	(15,163)	2,942,614	917,230
(3)
To determine the change in fair value of equity awards in compensation actually paid, we calculated the change in the fair value of each award type from the beginning of the fiscal year to the end of the fiscal year, or the vesting date if within the fiscal year. Awards granted during a given fiscal year are valued in the actual compensation paid at their fair value at the end of the fiscal year. Dividends paid/accrued are not included in actual compensation paid as they are reflected in the fair value of the awards. We computed fair value of these awards in accordance with FASB ASC Topic 718. We base the fair value of ROIC and sustainability performance share awards on the target number of unvested units outstanding, the share price and the probable outcome of each performance condition which varies from 0 to 200%. We base the fair value of RSU awards on the number of unvested units outstanding at the share price. We base the fair value of TSR on the target number of unvested units outstanding and the valuation of each award based on a Monte Carlo simulation, using the following assumptions:

Valuation Date	12/31/22		12/31/23
Grant Date	11/16/20	02/21/22	02/21/22	02/20/23
Assumptions:
Expected volatility — Oshkosh	33.16%	31.68%	30.70%	31.73%
Expected volatility — Peer Group	37.56%	35.19%	31.56%	35.73%
Average correlation	0.6654	0.6066	0.5519	0.6040
Risk-free interest rate	4.69%	4.36%	4.73%	4.19%
(4)
The following NEOs were included in fiscal 2020: Mr. John Bryant, Mr. Nerenhausen, Mr. Pack, Mr. Pfeifer, Mr. David Sagehorn, and Mr. Robert Sims. The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Nerenhausen and Mr. Pack. The following NEOs were included in 2022: Mr. Cortina, Ms. Jayanthi Iyengar, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in 2023: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, Mr. Narang and Mr. Pack.

(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for 2023 excludes restructuring-related charges ($4.4 million), costs related to the acquisition of AeroTech ($12.9 million), the loss on the divestiture of the rear mixture business ($13.3 million), the gain on the divestiture of the snow removal apparatus business ($8.0 million) and losses associated with AeroTech ($5.7 million). Adjusted operating income for 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million). Adjusted operating income for fiscal 2020 excludes restructuring-related charges ($22.4 million), a gain on the sale of a business ($3.1 million), insurance proceeds ($12.3 million) and a benefit to account for inventories on a LIFO basis ($3.9 million).

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Mr. Pfeifer served in the role of Chief Operating Officer during fiscal 2020 and is included in average compensation for Non-Principal Executive Officer (PEO) NEOs for that year. Mr. Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from the average compensation for Non-PEO NEOs for fiscal 2021.
(4)
The following NEOs were included in fiscal 2020: Mr. John Bryant, Mr. Nerenhausen, Mr. Pack, Mr. Pfeifer, Mr. David Sagehorn, and Mr. Robert Sims. The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Nerenhausen and Mr. Pack. The following NEOs were included in 2022: Mr. Cortina, Ms. Jayanthi Iyengar, Mr. Nerenhausen, and Mr. Pack. The following NEOs were included in 2023: Mr. Cortina, Mr. Johnson, Mr. Nerenhausen, Mr. Narang and Mr. Pack.

Adjustment To PEO Compensation, Footnote
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2023:

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(6,250,252)	N/A	10,562,572	4,312,320
Average Non-PEO NEO	(2,010,221)	(15,163)	2,942,614	917,230

Non-PEO NEO Average Total Compensation Amount	$ 575,679	$ 3,501,988	$ 2,858,588	$ 2,370,075	$ 1,976,577
Non-PEO NEO Average Compensation Actually Paid Amount	746,484	$ 4,419,217	1,523,391	3,618,792	1,241,564
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2023:

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(6,250,252)	N/A	10,562,572	4,312,320
Average Non-PEO NEO	(2,010,221)	(15,163)	2,942,614	917,230

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following tables list the most important financial measures used by the company to link executive compensation actually paid to NEOs during 2023. Company total shareholder return has significant influence on compensation actually paid, but it is not included in the list below because it is reflected in the table above.
Named Executive Officers	Most Important Financial Measure
Mr. Pfeifer, Mr. Pack and Mr. Cortina	Consolidated Operating Income Consolidated Days Net Working Capital Relative Total Shareholder Return Relative Return on Invested Capital
Mr. Narang, Mr. Johnson and Mr. Nerenhausen	Consolidated Operating Income Segment Operating Income Segment Days Net Working Capital Relative Total Shareholder Return Relative Return on Invested Capital

Total Shareholder Return Amount	153.5	$ 152.8	122	139	98.5
Peer Group Total Shareholder Return Amount	151.8	153.7	132	140.6	97.8
Net Income (Loss)	$ 24,200,000	$ 598,000,000	$ 173,900,000	$ 508,900,000	$ 321,500,000
Company Selected Measure Amount	18,000,000	866,000,000	326,300,000	559,900,000	496,500,000
PEO Name		Mr. Pfeifer
Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Minimum		0.00%
Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Maximum		200.00%
Restructuring Charges		$ 4,400,000		$ 11,300,000	$ 22,400,000
Business Combination, Acquisition Related Costs		12,900,000
Gain Loss On Sale Of Business Rear Discharge Mixer		13,300,000
Gain Loss On Sale Of Snow Removal Apparatus Business		8,000,000
Income (Loss) from Subsidiaries, Net of Tax		$ 5,700,000	$ 500,000	(3,900,000)
Losses on Liquidation of Foreign Entities			(4,600,000)
Asset Impairment Charges			7,700,000
Increase (Decrease) in Inventories	$ 23,600,000		$ (57,900,000)	(47,400,000)	3,900,000
Gain (Loss) on Disposition of Business					3,100,000
Proceeds from Life Insurance Policy					12,300,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for 2023 excludes restructuring-related charges ($4.4 million), costs related to the acquisition of AeroTech ($12.9 million), the loss on the divestiture of the rear mixture business ($13.3 million), the gain on the divestiture of the snow removal apparatus business ($8.0 million) and losses associated with AeroTech ($5.7 million). Adjusted operating income for 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million). Adjusted operating income for fiscal 2020 excludes restructuring-related charges ($22.4 million), a gain on the sale of a business ($3.1 million), insurance proceeds ($12.3 million) and a benefit to account for inventories on a LIFO basis ($3.9 million).

Grant Date 11/16/2020 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			33.16%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			37.56%
Average Correlation per Share			0.6654
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.69%
Grant Date 02/21/2022 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		30.70%	31.68%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		31.56%	35.19%
Average Correlation per Share		0.5519	0.6066
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.73%	4.36%
Grant Date 02/20/2023 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		31.73%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		35.73%
Average Correlation per Share		0.604
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.19%
Mr. Pfeifer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,526,390	$ 10,436,160	$ 6,360,245	6,013,750
PEO Actually Paid Compensation Amount	$ 2,203,496	$ 14,748,480	$ 1,836,895	9,239,663
Mr. Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,072,442	8,106,122
PEO Actually Paid Compensation Amount				$ 9,232,599	$ 7,740,048
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated Operating Income
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure:: 2
Pay vs Performance Disclosure
Name		Consolidated Days Net Working Capital
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure:: 3
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Mr. Pfeifer, Mr. Pack, Ms. Iyengar and Mr. Cortina [Member] | Measure:: 4
Pay vs Performance Disclosure
Name		Relative Return on Invested Capital
Mr. Nerenhausen [Member] | Measure:: 5
Pay vs Performance Disclosure
Name		Consolidated Operating Income
Mr. Nerenhausen [Member] | Measure:: 6
Pay vs Performance Disclosure
Name		and Mr. Nerenhausen Consolidated Operating IncomeSegment Operating Income
Mr. Nerenhausen [Member] | Measure:: 7
Pay vs Performance Disclosure
Name		IncomeSegment Operating IncomeSegment Days Net Working Capital
Mr. Nerenhausen [Member] | Measure:: 8
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Mr. Nerenhausen [Member] | Measure:: 9
Pay vs Performance Disclosure
Name		Relative Return on Invested Capital
PEO | Mr. Pfeifer [Member] | Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 4,312,320
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,010,221
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,942,614
Non-PEO NEO | Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		917,230
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,163
PEO [Member] | Mr. Pfeifer [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,250,252
PEO [Member] | Mr. Pfeifer [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 10,562,572